Investments in Affiliates - Summarized Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Financial information
Current assets	¥ 6,703,162		¥ 6,731,224		$ 1,027,304
Current liabilities	1,881,095		1,505,053		288,289
Net income (loss)	(743,522)	$ (113,951)	863,759	¥ 803,746
The Group's equity method investments assuming 100% ownership
Financial information
Current assets	3,586,516		3,727,537		549,658
Non-current assets	33,138,315		32,074,801		5,078,669
Current liabilities	1,439,746		990,696		$ 220,651
Non-current liabilities			1,668,928
Revenues	670,878	102,817	2,177,056	707,501
Income from operations	72,683	11,139	470,278	131,969
Net realized and unrealized gains from investments	3,582,239	549,002	632,934	319,127
Net income (loss)	¥ 3,654,922	$ 560,141	¥ 1,109,261	¥ 537,705